Fixed assets - Sensitivity of the recoverable amount of the Orange brand (Details) - Orange brand [member] - EUR (€) € in Billions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
100% margin of the recoverable amount over the carrying value tested	€ 2.1	€ 2.2	€ 2.6
100% effect on the recoverable amount of a variation of 10% in cash flow of terminal year	0.4	0.4	0.4
100% effect on the recoverable amount of a decrease by 1% in perpetuity growth rate	0.6	0.6	0.7
100% effect on the recoverable amount of an increase by 1% in post-tax discount rate	€ 0.7	€ 0.7	€ 0.8